Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to common shareholders, basic	$ 1,050	$ 965
Net income attributable to common shareholders, diluted	$ 1,050	$ 965
Weighted-average number of shares
Basic (in shares)	598,616,561	598,080,111
Effect of dilutive stock-based compensation plans (in shares)	1,971,291	2,278,030
Diluted (in shares)	600,587,852	600,358,141
EPS
Basic (in dollars per share)	$ 1.75	$ 1.61
Diluted (in dollars per share)	$ 1.75	$ 1.61